Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the Consolidated Financial Statements
Statutory tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	2.30%	1.10%	2.00%
Taxes on international operations	(11.50%)	(12.50%)	(12.00%)
Nondeductible expenses	3.50%	3.90%	3.40%
Adjustments to prior year tax requirements	(1.10%)	0.50%	0.10%
Deferred tax adjustments, including statutory rate changes	(0.80%)	0.20%	0.10%
Other-net	(0.10%)	0.20%	(0.40%)
Effective tax rate	27.30%	28.40%	28.20%